ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

May 25, 2016	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 Adam.schlichtmann@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	State Street Institutional Investment Trust (the “Registrant”) (File No. 811-09819)

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganizations of:

1)	the SSGA Money Market Fund series of SSGA Funds (File No. 811-05430) into the State Street Institutional Liquid Reserves Fund series of the Registrant;

2)	the SSGA Prime Money Market Fund series of SSGA Funds (File No. 811-05430) into the State Street Institutional Liquid Reserves Fund series of the Registrant;

3)	the SSGA U.S. Government Money Market Fund series of SSGA Funds (File No. 811-05430) into the State Street Institutional U.S. Government Money Market Fund series of the Registrant; and

4)	the SSGA U.S. Treasury Money Market Fund series of SSGA Funds (File No. 811-05430) into the State Street Institutional Treasury Plus Money Market Fund series of the Registrant.

The Registration Statement is proposed to become effective on June 24, 2016 pursuant to Rule 488 under the Securities Act of 1933, as amended. We would greatly appreciate receiving any comments you might have at your earliest convenience.

Please direct any questions or comments regarding this filing to Adam M. Schlichtmann of Ropes & Gray LLP at 617.951.7114 or adam.schlichtmann@ropesgray.com, or, in his absence, to Joshua Weinberg of State Street Global Advisors, Inc. at 617.664.7037 or joshua_weinberg@ssga.com.

Very truly yours,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann, Esq.